Quarterly Holdings Report
for

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2019

SIT-QTLY-0120
1.912869.109

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 52.5%
	Shares	Value
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.4%
BT Group PLC	1,205,500	$2,986,561
Hellenic Telecommunications Organization SA	513,430	7,716,109
Koninklijke KPN NV	1,117,066	3,440,391
KT Corp.	139,830	3,190,904
Nippon Telegraph & Telephone Corp.	604,400	30,529,326
Nippon Telegraph & Telephone Corp. sponsored ADR	24,984	1,260,942
Proximus	53,487	1,613,558
Telecom Italia SpA (a)	1,301,248	813,793
Telefonica Deutschland Holding AG	2,046,272	6,247,448
Telefonica SA	1,174,232	8,980,603
Telstra Corp. Ltd.	979,557	2,557,529
		69,337,164
Entertainment - 0.2%
International Games Systems Co. Ltd.	39,000	472,696
Konami Holdings Corp.	28,800	1,268,653
NetEase, Inc. ADR	29,823	9,403,788
Nintendo Co. Ltd.	22,700	8,790,250
Square Enix Holdings Co. Ltd.	136,100	6,729,126
Tencent Music Entertainment Group ADR (a)	108,724	1,351,439
Vivendi SA	228,100	6,262,909
		34,278,861
Interactive Media & Services - 0.6%
Baidu.com, Inc. sponsored ADR (a)	302,972	35,911,271
Kakaku.com, Inc.	10,000	241,364
Kakao Corp.	19,594	2,579,249
NAVER Corp.	83,130	12,103,919
Scout24 AG (b)	111,334	6,893,930
Tencent Holdings Ltd.	628,100	26,502,777
Yahoo! Japan Corp.	1,772,900	6,108,420
Yandex NV Series A (a)	122,033	5,121,725
YY, Inc. ADR (a)	78,500	5,007,515
		100,470,170
Media - 0.2%
CyberAgent, Inc.	147,400	5,092,049
Dentsu, Inc.	17,000	616,798
Eutelsat Communications (c)	361,827	5,936,062
Informa PLC	626,169	6,408,950
Stroer Out-of-Home Media AG	61,368	4,797,303
Telenet Group Holding NV	3,676	165,897
Television Francaise 1 SA	57,551	465,110
WPP PLC	749,755	9,681,390
		33,163,559
Wireless Telecommunication Services - 1.3%
Advanced Info Service PCL (For. Reg.)	1,073,400	7,530,139
China Mobile Ltd.	5,636,978	42,500,217
KDDI Corp.	1,702,500	48,914,315
NTT DOCOMO, Inc.	149,700	4,108,473
SK Telecom Co. Ltd.	130,958	27,236,966
SoftBank Corp.	514,800	20,009,545
Tele2 AB (B Shares)	531,750	7,846,024
Vodafone Group PLC	18,992,433	37,669,685
Vodafone Group PLC sponsored ADR	557,000	11,039,740
		206,855,104

TOTAL COMMUNICATION SERVICES		444,104,858

CONSUMER DISCRETIONARY - 4.1%
Auto Components - 0.5%
Aisin Seiki Co. Ltd.	168,600	6,379,126
ARB Corp. Ltd. (c)	19,492	250,503
Autoliv, Inc. (depositary receipt)	71,854	5,887,071
Continental AG	12,674	1,656,474
Continental AG sponsored ADR	15,400	200,662
DENSO Corp.	17,200	768,357
Faurecia SA	24,353	1,291,699
Koito Manufacturing Co. Ltd.	225,400	11,618,132
Kyb Corp. (a)	7,300	217,826
Magna International, Inc. Class A	197,800	10,882,956
Michelin CGDE Series B	86,299	10,354,674
Pirelli & C. SpA (b)	85,484	485,059
Schaeffler AG	11,564	126,367
Stanley Electric Co. Ltd.	212,600	5,887,205
Sumitomo Electric Industries Ltd.	28,800	430,079
Sumitomo Rubber Industries Ltd.	247,400	3,145,069
Toyota Industries Corp.	227,300	13,357,147
TPR Co. Ltd.	19,100	362,903
Unipres Corp.	18,400	278,136
Yokohama Rubber Co. Ltd.	65,100	1,341,624
Yorozu Corp.	17,400	229,307
		75,150,376
Automobiles - 0.4%
Ferrari NV	56,769	9,594,876
Fiat Chrysler Automobiles NV (Italy)	351,614	5,199,019
Honda Motor Co. Ltd.	236,500	6,647,904
Honda Motor Co. Ltd. sponsored ADR	50,364	1,416,236
Kia Motors Corp.	19,593	717,343
Maruti Suzuki India Ltd.	33,903	3,423,825
Peugeot Citroen SA	145,991	3,525,895
Renault SA	15,566	745,280
Subaru Corp.	87,600	2,294,877
Suzuki Motor Corp.	150,700	6,687,984
Toyota Motor Corp.	243,600	17,041,937
Yamaha Motor Co. Ltd.	29,000	606,132
		57,901,308
Distributors - 0.0%
Inchcape PLC	970,863	8,174,067
Hotels, Restaurants & Leisure - 0.7%
Aristocrat Leisure Ltd.	356,680	8,183,483
Carnival PLC	62,858	2,629,892
Carnival PLC sponsored ADR	4,700	200,126
Collins Foods Ltd.	95,921	668,274
Compass Group PLC	2,342,221	57,390,005
CVC Brasil Operadora e Agencia de Viagens SA	132,500	1,259,371
Evolution Gaming Group AB (b)	123,070	3,251,417
Galaxy Entertainment Group Ltd.	841,000	5,500,524
Genki Sushi Co. Ltd.	3,900	109,244
Greek Organization of Football Prognostics SA	29,946	368,219
Greggs PLC	203,467	5,478,655
Herfy Food Services Co.	34,940	489,160
Huazhu Group Ltd. ADR	63,888	2,185,608
InterContinental Hotel Group PLC	51,813	3,348,961
Jumbo Interactive Ltd.	3,903	54,173
Leejam Sports Co. JSC	22,207	426,374
Paddy Power Betfair PLC (c)	55,091	6,269,929
Sands China Ltd.	264,400	1,249,687
SSP Group PLC	254,556	2,218,924
Sushiro Global Holdings Ltd.	24,100	1,894,169
The Star Entertainment Group Ltd.	130,222	419,271
TUI AG (c)	561,600	7,712,979
Whitbread PLC	43,740	2,602,737
Wolverhampton & Dudley Breweries PLC	420,484	695,536
Yum China Holdings, Inc.	204,047	9,084,172
		123,690,890
Household Durables - 0.4%
Barratt Developments PLC	640,770	5,525,824
Bellway PLC	10,512	453,943
Bovis Homes Group PLC	7,528	119,266
Misawa Homes Co. Ltd.	55,600	601,630
Nikon Corp.	72,700	997,283
Panasonic Corp.	1,172,200	11,060,076
Persimmon PLC	536,949	17,763,677
Redrow PLC	106,798	912,985
Sekisui House Ltd.	172,700	3,732,732
Sony Corp.	436,000	27,667,650
Taylor Wimpey PLC	1,088,460	2,452,927
		71,287,993
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	164,149	32,829,800
ASOS PLC (a)	146,959	6,083,887
Rakuten, Inc.	1,023,200	8,874,217
Zalando SE (a)(b)	117,278	5,052,381
		52,840,285
Leisure Products - 0.1%
Sega Sammy Holdings, Inc.	568,900	8,209,588
Technogym SpA (b)	138,088	1,700,985
		9,910,573
Multiline Retail - 0.1%
Debenhams PLC (a)(d)	913,233	12
Harvey Norman Holdings Ltd.	69,494	202,125
Isetan Mitsukoshi Holdings Ltd.	22,200	197,816
Lojas Renner SA	184,470	2,256,584
Magazine Luiza SA	316,800	3,379,988
Wesfarmers Ltd.	125,728	3,603,247
		9,639,772
Specialty Retail - 0.3%
Adastria Co. Ltd.	23,300	522,344
Arc Land Sakamoto Co. Ltd.	4,900	56,873
Dufry AG	39,752	3,879,970
Dunelm Group PLC	124,992	1,378,085
EDION Corp.	21,900	236,573
Esprit Holdings Ltd. (a)	2,254,200	446,336
H&M Hennes & Mauritz AB (B Shares) (c)	287,237	5,544,167
Jarir Marketing Co.	14,676	619,132
JB Hi-Fi Ltd.	12,848	325,107
John David Group PLC	75,479	742,475
Jumbo SA	14,552	291,808
Kingfisher PLC	2,978,271	8,073,919
Kingfisher PLC ADR	61,868	334,397
Mr Price Group Ltd.	108,665	1,298,002
Nitori Holdings Co. Ltd.	21,900	3,432,508
Pal Group Holdings Co. Ltd.	7,800	251,992
Pets At Home Group PLC	83,413	271,853
Premier Investments Ltd.	52,230	693,849
Super Retail Group Ltd.	116,970	790,394
USS Co. Ltd.	867,800	16,829,388
WH Smith PLC	93,698	2,966,477
		48,985,649
Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	71,046	22,133,241
adidas AG sponsored ADR	500	78,025
Burberry Group PLC	330,959	9,005,736
Compagnie Financiere Richemont SA:
ADR	6,318	47,698
Series A	335,364	25,425,331
ECLAT Textile Co. Ltd.	135,000	1,751,237
Essilor International SA	177,426	27,563,803
Gildan Activewear, Inc.	305,368	8,892,294
Hermes International SCA	6,007	4,500,589
Hugo Boss AG	39,384	1,855,063
Kering SA	38,059	22,924,993
Li Ning Co. Ltd.	1,946,000	6,239,570
lululemon athletica, Inc. (a)	24,891	5,617,650
LVMH Moet Hennessy Louis Vuitton SE	123,575	55,324,746
Moncler SpA	248,180	10,874,897
Pandora A/S	8,124	327,047
Puma AG	59,440	4,466,486
Samsonite International SA	1,948,200	4,330,329
Seiko Holdings Corp.	35,900	924,896
Shenzhou International Group Holdings Ltd.	304,000	4,007,665
Titan Co. Ltd.	149,570	2,417,544
		218,708,840

TOTAL CONSUMER DISCRETIONARY		676,289,753

CONSUMER STAPLES - 6.8%
Beverages - 1.4%
Carlsberg A/S Series B	7,004	1,007,617
Coca-Cola HBC AG	20,493	683,528
Coca-Cola West Co. Ltd.	180,700	4,341,622
Diageo PLC	1,825,821	74,597,147
Diageo PLC sponsored ADR	9,245	1,511,003
Fever-Tree Drinks PLC	64,312	1,819,863
Heineken Holding NV	126,096	12,087,134
Heineken NV (Bearer)	279,120	28,920,536
ITO EN Ltd.	455,700	22,739,188
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	52,182	728,587
Kirin Holdings Co. Ltd.	492,200	10,899,293
Kweichow Moutai Co. Ltd. (A Shares)	49,422	7,934,282
Pernod Ricard SA	273,173	50,173,701
Royal Unibrew A/S	28,906	2,601,836
Takara Holdings, Inc.	69,700	673,941
Wuliangye Yibin Co. Ltd. (A Shares)	121,000	2,194,619
		222,913,897
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	271,492	8,931,868
Bidcorp Ltd.	80,872	1,780,945
Carrefour SA	1,057,006	17,445,846
Casino Guichard Perrachon SA (c)	19,353	851,646
Coles Group Ltd.	322,243	3,544,114
Colruyt NV	3,887	201,287
Kato Sangyo	9,100	304,803
Matsumotokiyoshi Holdings Co. Ltd.	56,300	2,150,740
Metcash Ltd.	754,469	1,530,968
Nihon Chouzai Co. Ltd.	2,800	96,728
Seven & i Holdings Co. Ltd.	758,300	28,261,263
Seven & i Holdings Co. Ltd. ADR	4,000	74,388
Sundrug Co. Ltd.	177,300	6,222,190
Tesco PLC	4,688,800	13,905,553
Welcia Holdings Co. Ltd.	78,900	4,838,412
Woolworths Group Ltd.	135,277	3,638,094
Yokohama Reito Co. Ltd.	17,600	171,625
		93,950,470
Food Products - 2.3%
AarhusKarlshamn AB	83,207	1,520,540
Ajinomoto Co., Inc.	26,300	438,413
Aryzta AG (a)	4,170,247	4,400,711
Associated British Foods PLC	59,014	1,960,733
Ausnutria Dairy Hunan Co. Ltd. (H Shares) (c)	345,000	428,374
Bakkafrost	26,459	1,773,345
China Mengniu Dairy Co. Ltd.	965,000	3,692,005
Danone SA	777,479	63,972,782
Elders Ltd.	35,485	154,813
Ezaki Glico Co. Ltd.	160,500	7,363,462
JBS SA	38,600	256,926
Kerry Group PLC Class A	246,536	31,618,124
Kewpie Corp.	17,600	391,343
Kotobuki Spirits Co. Ltd.	8,800	623,286
La Doria SpA	17,325	175,807
Lindt & Spruengli AG (participation certificate)	214	1,632,158
Marine Harvest ASA	289,900	7,187,136
Nestle SA:
(Reg. S)	2,007,370	208,454,989
sponsored ADR	51,029	5,303,954
New Hampshire Foods Ltd.	45,000	1,887,681
Nissin Food Holdings Co. Ltd.	85,600	6,414,915
Toyo Suisan Kaisha Ltd.	503,500	21,719,247
Vitasoy International Holdings Ltd.	306,000	1,176,592
WH Group Ltd. (b)	2,001,000	2,055,139
WH Group Ltd. ADR	4,700	96,566
Wilmar International Ltd.	2,264,400	6,772,006
		381,471,047
Household Products - 0.5%
Colgate-Palmolive Co.	404,002	27,399,416
Essity AB Class B	98,353	3,091,392
Hindustan Unilever Ltd.	140,542	3,986,747
Reckitt Benckiser Group PLC	697,649	54,764,948
		89,242,503
Personal Products - 1.5%
Kao Corp.	727,000	57,219,192
Kobayashi Pharmaceutical Co. Ltd.	274,400	22,519,759
Kose Corp.	31,600	5,033,705
L'Oreal SA	292,846	83,471,553
LG Household & Health Care Ltd.	536	573,978
Pola Orbis Holdings, Inc.	95,300	2,349,839
Rohto Pharmaceutical Co. Ltd.	450,400	14,159,898
Shiseido Co. Ltd.	148,900	10,757,215
Unilever NV	178,760	10,634,963
Unilever NV (NY Reg.)	2,799	166,680
Unilever PLC	788,800	46,726,572
Unilever PLC sponsored ADR	23,987	1,426,987
		255,040,341
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	1,471,874	58,254,941
Imperial Brands PLC	425,103	9,363,950
Imperial Brands PLC sponsored ADR	32,000	706,560
Japan Tobacco, Inc.	420,600	9,588,619
		77,914,070

TOTAL CONSUMER STAPLES		1,120,532,328

ENERGY - 1.9%
Energy Equipment & Services - 0.1%
BW Offshore Ltd. (a)	162,381	1,075,108
Core Laboratories NV (c)	111,916	4,901,921
Tenaris SA	222,599	2,365,859
The Drilling Co. of 1972 A/S (a)	47,800	2,894,172
WorleyParsons Ltd.	661,632	6,712,918
		17,949,978
Oil, Gas & Consumable Fuels - 1.8%
BP PLC	8,161,705	50,835,232
BW LPG Ltd. (b)	39,529	341,455
Cairn Energy PLC (a)	2,874,799	6,688,642
Caltex Australia Ltd.	460,433	10,763,259
Enbridge, Inc.	145,843	5,539,245
Encana Corp. (Toronto)	3,640,992	14,390,731
Eni SpA	1,445,671	21,783,076
EnQuest PLC (a)	797,199	189,295
Equinor ASA	531,234	9,782,615
Galp Energia SGPS SA Class B	784,971	12,766,276
Gazprom OAO	1,586,840	6,343,089
Gazprom OAO sponsored ADR (Reg. S)	8,707	69,168
Gulf Keystone Petroleum Ltd.	8,842	23,328
JX Holdings, Inc.	2,677,600	11,907,514
Lukoil PJSC	18,165	1,733,665
Lundin Petroleum AB	80,183	2,471,716
Neste Oyj	280,279	9,474,334
Oil Search Ltd. ADR	1,202,628	6,052,124
Parkland Fuel Corp.	47,291	1,675,817
Premier Oil PLC (a)(c)	406,018	456,105
Royal Dutch Shell PLC:
Class A (c)	430,567	12,343,795
Class B sponsored ADR	206,700	11,907,987
Class B (United Kingdom)	1,111,199	31,520,965
Santos Ltd.	1,366,625	7,533,739
SK Energy Co. Ltd.	36,979	4,585,985
Total SA	1,110,041	58,226,972
VERBIO Vereinigte BioEnergie AG	52,208	602,839
		300,008,968

TOTAL ENERGY		317,958,946

FINANCIALS - 8.4%
Banks - 3.6%
ABN AMRO Group NV GDR (b)	405,475	6,920,194
Agricultural Bank of China Ltd. (H Shares)	4,431,000	1,794,317
AIB Group PLC	4,813,365	15,750,996
Australia & New Zealand Banking Group Ltd.	432,591	7,268,297
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	78,000	407,940
Banco de Sabadell SA	473,069	524,876
Banco Santander SA (Spain)	1,299,044	5,059,667
Banco Santander SA (Spain) sponsored ADR (c)	201,255	778,857
Bank of China Ltd. (H Shares)	6,762,000	2,712,332
Barclays PLC	20,589,897	45,508,408
Barclays PLC sponsored ADR	272,022	2,396,514
BNP Paribas SA	1,231,527	69,041,550
CaixaBank SA	4,557,320	13,428,805
Canadian Imperial Bank of Commerce	114,559	9,954,378
Chiba Bank Ltd.	720,000	4,106,014
China Merchants Bank Co. Ltd. (H Shares)	2,448,000	11,570,476
Commerzbank AG	230,585	1,336,602
Credicorp Ltd. (United States)	31,317	6,613,837
Danske Bank A/S	330,003	4,455,548
DBS Group Holdings Ltd.	943,200	17,414,302
DNB ASA	657,576	11,039,472
EFG Eurobank Ergasias SA (a)	319,033	336,044
Erste Group Bank AG	89,542	3,206,365
FinecoBank SpA	74,884	929,031
Fukuoka Financial Group, Inc.	108,800	2,073,186
HDFC Bank Ltd.	993,432	17,606,716
HSBC Holdings PLC (United Kingdom)	1,323,600	9,860,956
ING Groep NV (Certificaten Van Aandelen)	2,469,713	28,401,220
Intesa Sanpaolo SpA	9,674,322	24,478,104
Jyske Bank A/S (Reg.)	89,677	2,975,370
KB Financial Group, Inc.	27,839	1,087,568
KBC Groep NV	366,891	26,736,467
Lloyds Banking Group PLC	30,481,323	24,030,134
Mebuki Financial Group, Inc.	1,189,500	3,076,481
Mediobanca SpA	1,101,014	12,312,937
Mitsubishi UFJ Financial Group, Inc.	4,941,700	26,194,918
National Bank of Abu Dhabi PJSC	639,517	2,646,409
National Bank of Canada	186,300	9,942,639
National Bank of Greece SA (a)	146,346	495,664
North Pacific Bank Ltd.	1,138,500	2,486,762
Piraeus Bank SA (a)	123,583	433,001
PT Bank Central Asia Tbk	5,789,200	12,887,691
Sberbank of Russia	874,860	3,179,352
Shinsei Bank Ltd.	195,000	3,070,600
Societe Generale Series A	135,803	4,267,775
Standard Chartered PLC (United Kingdom)	708,116	6,386,834
Sumitomo Mitsui Financial Group, Inc.	833,200	30,508,747
Sumitomo Mitsui Trust Holdings, Inc.	164,300	6,296,182
Svenska Handelsbanken AB (A Shares)	1,915,918	18,806,361
Sydbank A/S	118,907	2,239,112
The Hachijuni Bank Ltd.	706,400	3,034,253
The Toronto-Dominion Bank	179,329	10,364,441
TISCO Financial Group PCL	730,900	2,358,132
Turkiye Is Bankasi A/S Series C (a)	1,477,591	1,580,311
UniCredit SpA	3,520,314	48,724,003
United Overseas Bank Ltd.	472,100	8,913,149
Yapi ve Kredi Bankasi A/S (a)	272,103	113,568
		600,123,865
Capital Markets - 1.5%
3i Group PLC	712,979	9,875,645
Anima Holding SpA (b)	109,179	559,605
Ashmore Group PLC	277,411	1,707,772
ASX Ltd.	27,743	1,533,318
Azimut Holding SpA	120,924	3,051,060
Banca Generali SpA	121,922	4,024,636
BM&F BOVESPA SA	574,000	6,453,551
Brewin Dolphin Holding PLC	186,156	835,422
Brookfield Asset Management, Inc. Class A	279,022	16,290,112
BT Investment Management Ltd.	223,809	1,295,851
Bure Equity AB	22,807	422,972
Burford Capital Ltd.	65,540	699,718
Close Brothers Group PLC	72,649	1,397,140
Daiwa Securities Group, Inc.	1,678,000	8,511,150
Deutsche Borse AG	54,200	8,294,911
Euronext NV (b)	281,355	21,250,290
GAM Holding Ltd. (a)	205,098	562,109
Hargreaves Lansdown PLC	50,347	1,207,861
HFA Holdings Ltd.	102,672	200,008
Hong Kong Exchanges and Clearing Ltd.	322,000	10,168,161
IG Group Holdings PLC	620,955	5,427,222
Intermediate Capital Group PLC	324,796	6,431,098
Investec Ltd.	123,500	709,869
JAFCO Co. Ltd.	19,300	744,343
Julius Baer Group Ltd.	405,985	19,123,693
Jupiter Fund Management PLC	142,203	669,988
London Stock Exchange Group PLC	117,796	10,474,623
Macquarie Group Ltd.	293,393	27,396,164
Magellan Financial Group Ltd.	8,995	319,361
Partners Group Holding AG	11,574	9,761,637
President Securities Corp.	619,000	279,824
St. James's Place Capital PLC	365,620	5,147,041
Standard Life PLC	499,887	2,048,771
TMX Group Ltd.	145,160	11,677,932
Tullett Prebon PLC	85,526	426,958
UBS Group AG	3,619,687	43,881,577
		242,861,393
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	725,400	10,971,824
Flexigroup Ltd.	256,692	339,440
JACCS Co. Ltd.	5,400	132,952
		11,444,216
Diversified Financial Services - 0.4%
Banca Farmafactoring SpA (b)	70,497	424,098
Banca Mediolanum S.p.A.	80,478	817,100
Challenger Ltd.	1,798,984	9,905,019
Dovalue SpA (b)	32,946	384,053
Element Financial Corp.	1,082,400	9,338,481
EXOR NV	47,522	3,635,860
Fuyo General Lease Co. Ltd.	11,600	766,478
Grenkeleasing AG (c)	20,199	1,885,020
Groupe Bruxelles Lambert SA	80,200	8,138,358
Investor AB (B Shares)	133,500	7,056,728
M&G PLC (a)	1,500,429	4,579,591
Mitsubishi UFJ Lease & Finance Co. Ltd.	759,300	4,878,339
ORIX Corp.	907,700	14,869,788
Plus500 Ltd.	16,664	165,947
RMB Holdings Ltd.	377,633	2,078,844
Zenkoku Hosho Co. Ltd.	47,900	1,921,778
		70,845,482
Insurance - 2.8%
AEGON NV	473,100	2,130,561
AEGON NV (NY Reg.)	443,060	1,980,478
Ageas	1,544	92,680
AIA Group Ltd.	5,167,600	51,713,242
Allianz SE	106,153	25,388,479
Allianz SE sponsored ADR	38,870	927,438
Aon PLC	109,342	22,263,125
Assicurazioni Generali SpA	194,091	3,962,631
Aviva PLC	7,582,223	39,547,056
AXA SA	919,749	25,023,826
Beazley PLC	357,826	2,461,970
CNP Assurances	97,156	1,918,273
Coface SA	54,573	603,089
Dai-ichi Mutual Life Insurance Co.	313,300	5,047,961
Direct Line Insurance Group PLC	2,743,388	10,835,664
Fairfax Financial Holdings Ltd. (sub. vtg.)	17,280	7,862,836
Hiscox Ltd.	1,303,412	22,976,128
IRB Brasil Resseguros SA	352,800	3,100,760
Legal & General Group PLC	662,178	2,405,613
Manulife Financial Corp.	701,836	13,806,350
MAPFRE SA (Reg.)	341,254	962,168
Medibank Private Ltd.	123,730	272,833
Menora Mivtachim Holdings Ltd.	9,590	147,339
MS&AD Insurance Group Holdings, Inc.	319,200	10,329,804
MS&AD Insurance Group Holdings, Inc. ADR	5,200	83,964
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	56,142	16,120,001
NKSJ Holdings, Inc.	466,600	18,404,730
NN Group NV	100,955	3,875,330
PICC Property & Casualty Co. Ltd. (H Shares)	6,036,000	6,985,790
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,276,000	25,844,680
Poste Italiane SpA (b)	134,883	1,573,823
Prudential PLC	2,211,531	39,250,549
Prudential PLC ADR (c)	15,094	535,535
QBE Insurance Group Ltd.	66,152	567,369
RSA Insurance Group PLC	708,624	5,048,601
Saga PLC	350,917	232,820
Societa Cattolica Di Assicurazioni SCRL	75,279	605,480
Steadfast Group Ltd.	116,423	281,132
Storebrand ASA (A Shares)	1,167,858	8,364,279
Sun Life Financial, Inc.	281,000	12,838,884
Swiss Life Holding AG	7,416	3,677,772
Swiss Re Ltd.	84,882	9,195,019
T&D Holdings, Inc.	32,100	377,854
Talanx AG	91,000	4,337,412
The Phoenix Holdings Ltd.	54,338	339,691
Tokio Marine Holdings, Inc.	318,800	17,341,415
Tokio Marine Holdings, Inc. ADR	4,200	229,026
Tryg A/S	54,868	1,577,725
Unipol Gruppo SpA	156,166	915,379
Zurich Insurance Group Ltd.	70,049	27,491,099
		461,855,663
Thrifts & Mortgage Finance - 0.0%
Aareal Bank AG	9,680	298,632
Indiabulls Housing Finance Ltd.	64,435	260,887
Paragon Banking Group PLC	80,784	519,255
		1,078,774

TOTAL FINANCIALS		1,388,209,393

HEALTH CARE - 5.7%
Biotechnology - 0.2%
Abcam PLC	90,244	1,558,113
Ascendis Pharma A/S sponsored ADR (a)	19,900	2,292,082
CSL Ltd.	95,927	18,393,606
Genmab A/S (a)	31,239	7,278,328
Seegene, Inc. (a)	17,776	423,596
Vitrolife AB	67,481	1,319,834
		31,265,559
Health Care Equipment & Supplies - 1.3%
Alcon, Inc. (Switzerland) (a)	59,561	3,289,185
ASAHI INTECC Co. Ltd.	184,400	5,375,946
Carl Zeiss Meditec AG	30,120	3,683,670
Cochlear Ltd.	4,362	690,377
Coloplast A/S Series B	81,377	9,614,353
Dentsply Sirona, Inc.	103,891	5,873,997
Elekta AB (B Shares)	450,183	5,650,587
GN Store Nord A/S	118,917	5,602,634
Hoya Corp.	236,000	21,546,701
Koninklijke Philips Electronics NV	1,197,433	55,596,761
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (c)	28,240	1,312,595
Nanosonics Ltd. (a)	64,054	288,985
Nihon Kohden Corp.	500,800	13,579,543
Olympus Corp.	1,342,200	19,920,790
Osstem Implant Co. Ltd. (a)	12,166	411,438
Siemens Healthineers AG (b)	174,747	8,475,445
Smith & Nephew PLC	233,472	5,211,283
Smith & Nephew PLC sponsored ADR	10,701	479,191
Terumo Corp.	1,270,600	44,602,217
		211,205,698
Health Care Providers & Services - 0.3%
Aier Eye Hospital Group Co. Ltd. (A Shares)	513,000	2,912,066
Alfresa Holdings Corp.	54,400	1,124,094
Amplifon SpA	93,556	2,737,805
Australian Pharmaceutical Industries Ltd.	387,004	342,918
Estia Health Ltd.	106,973	194,639
Fresenius SE & Co. KGaA	442,667	24,210,942
Notre Dame Intermedica Participacoes SA	316,600	4,219,888
Orpea	26,000	3,217,036
Sigma Healthcare Ltd.	368,393	171,935
Sinopharm Group Co. Ltd. (H Shares)	1,654,297	5,462,760
Sonic Healthcare Ltd.	405,396	8,259,201
Spire Healthcare Group PLC (b)	91,336	145,884
Suzuken Co. Ltd.	14,000	612,228
		53,611,396
Life Sciences Tools & Services - 0.2%
Clinigen Group PLC	53,088	598,017
ICON PLC (a)	41,698	6,803,446
Lonza Group AG	49,710	16,885,737
QIAGEN NV (a)	153,372	6,564,322
Sartorius Stedim Biotech	7,809	1,239,830
Tecan Group AG	6,422	1,725,381
		33,816,733
Pharmaceuticals - 3.7%
Astellas Pharma, Inc.	2,478,200	42,296,093
AstraZeneca PLC:
(United Kingdom)	264,023	25,506,684
sponsored ADR	191,652	9,291,289
Bayer AG	972,187	73,424,047
Bayer AG sponsored ADR	88,631	1,673,353
Daiichi Sankyo Kabushiki Kaisha	39,700	2,489,686
Dainippon Sumitomo Pharma Co. Ltd.	10,400	196,461
Eisai Co. Ltd.	35,600	2,638,604
GlaxoSmithKline PLC sponsored ADR	382,755	17,407,697
Ipsen SA	18,241	2,060,038
Kyowa Hakko Kirin Co., Ltd.	317,700	6,744,810
Merck KGaA	57,063	6,664,433
Novartis AG	918,347	84,658,666
Novartis AG sponsored ADR	25,079	2,314,792
Novo Nordisk A/S:
Series B	886,268	49,819,045
Series B sponsored ADR	88,119	4,947,882
Orion Oyj (B Shares)	22,840	994,022
Otsuka Holdings Co. Ltd.	263,500	11,496,518
Roche Holding AG:
(participation certificate)	385,716	118,913,534
sponsored ADR (a)	133,321	5,142,191
Sanofi SA	393,096	36,643,934
Santen Pharmaceutical Co. Ltd.	2,379,700	44,584,034
Shionogi & Co. Ltd.	100,400	5,907,286
Takeda Pharmaceutical Co. Ltd.	1,366,100	55,659,127
Takeda Pharmaceutical Co. Ltd. ADR	174,000	3,532,200
UCB SA	4,711	381,819
		615,388,245

TOTAL HEALTH CARE		945,287,631

INDUSTRIALS - 9.1%
Aerospace & Defense - 0.7%
Airbus Group NV	160,306	23,556,133
Airbus Group NV ADR	6,300	231,525
Chemring Group PLC	41,521	107,935
Cobham PLC	2,717,697	5,560,410
Dassault Aviation SA	2,300	3,129,663
Leonardo SpA	159,766	1,868,560
Meggitt PLC	1,695,958	14,103,449
MTU Aero Engines Holdings AG	47,518	12,874,176
QinetiQ Group PLC	234,119	1,011,911
Rolls-Royce Holdings PLC	3,736,045	34,330,152
Rolls-Royce Holdings PLC (C Shares)	162,477,152	210,132
Safran SA	138,481	22,650,258
Senior Engineering Group PLC	325,958	761,762
		120,396,066
Air Freight & Logistics - 0.3%
Deutsche Post AG	890,371	33,197,404
DSV A/S	109,871	11,963,333
Royal Mail PLC	225,283	607,482
SBS Co. Ltd.	13,400	243,213
SG Holdings Co. Ltd.	12,500	299,991
Yamato Holdings Co. Ltd.	277,000	4,739,024
		51,050,447
Airlines - 0.5%
Air France KLM (Reg.) (a)	604,202	7,109,780
Deutsche Lufthansa AG	228,439	4,334,172
International Consolidated Airlines Group SA ADR	16,000	229,152
Japan Airlines Co. Ltd.	288,700	8,976,032
Qantas Airways Ltd.	2,763,563	13,645,700
Ryanair Holdings PLC sponsored ADR (a)	525,541	43,788,076
		78,082,912
Building Products - 0.5%
Agc, Inc.	49,700	1,814,581
Agc, Inc. ADR	9,900	71,973
ASSA ABLOY AB (B Shares)	71,132	1,689,100
Belimo Holding AG (Reg.)	236	1,557,990
Central Glass Co. Ltd.	10,400	253,014
Compagnie de St. Gobain	146,589	5,935,557
Daikin Industries Ltd.	236,800	34,113,695
Geberit AG (Reg.)	21,779	11,693,891
GWA Group Ltd.	195,735	436,904
Kingspan Group PLC (Ireland)	112,305	6,053,246
LIXIL Group Corp.	54,500	921,449
Nibe Industrier AB (B Shares)	127,676	1,951,868
Nitto Boseki Co. Ltd.	12,300	453,016
Sanwa Holdings Corp.	88,100	966,991
Takasago Thermal Engineering Co. Ltd.	13,200	228,847
Toto Ltd.	321,200	14,060,940
		82,203,062
Commercial Services & Supplies - 0.5%
Aggreko PLC	90,090	966,828
AMA Group Ltd.	137,227	115,097
BIC SA	12,406	854,308
Brambles Ltd.	2,329,386	19,773,738
Country Garden Services Holdings Co. Ltd.	857,000	2,769,743
Downer EDI Ltd.	320,005	1,811,698
Edenred SA	25,935	1,287,312
Nippon Parking Development Co. Ltd.	252,400	385,220
Rentokil Initial PLC	1,986,410	11,429,588
Ritchie Bros. Auctioneers, Inc.	196,511	8,451,911
Secom Co. Ltd.	253,600	21,570,601
SG Fleet Group Ltd.	74,291	135,174
Shanks Group PLC	183,603	69,811
Smartgroup Corp. Ltd.	24,462	149,742
Sohgo Security Services Co., Ltd.	147,400	7,665,016
Toppan Printing Co. Ltd.	73,900	1,470,301
Transpacific Industries Group Ltd.	31,867	45,696
		78,951,784
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	156,766	6,093,969
Balfour Beatty PLC	4,708,894	13,446,748
		19,540,717
Electrical Equipment - 1.5%
ABB Ltd. (Reg.)	2,796,000	61,086,231
Denyo Co. Ltd.	12,000	224,931
Fuji Electric Co. Ltd.	18,500	569,777
Huber+Suhner AG	3,274	223,670
Legrand SA	686,759	54,238,182
Melrose Industries PLC	7,517,133	22,321,501
Mitsubishi Electric Corp.	987,000	13,634,167
Nexans SA	14,913	590,207
Philips Lighting NV (b)	35,373	1,055,025
Prysmian SpA	508,665	11,595,650
Schneider Electric SA	777,861	75,037,841
Siemens Gamesa Renewable Energy SA	488,300	7,793,059
Tatsuta Electric Wire & Cable Co. Ltd.	50,900	273,061
Vestas Wind Systems A/S	22,212	2,113,947
		250,757,249
Industrial Conglomerates - 0.9%
Bidvest Group Ltd.	80,872	1,120,412
CJ Corp.	3,761	293,226
CK Hutchison Holdings Ltd.	2,560,500	23,255,863
DCC PLC (United Kingdom)	188,911	16,144,573
Lifco AB	41,099	2,263,882
Nolato AB Series B	36,344	2,011,447
Siemens AG	675,538	87,052,991
Toshiba Corp.	461,490	16,575,175
		148,717,569
Machinery - 1.8%
Andritz AG	12,954	505,254
Atlas Copco AB:
(A Shares)	482,985	17,697,707
(B Shares)	42,174	1,363,470
Bodycote PLC	37,459	422,447
Burckhardt Compression Holding AG	1,236	304,132
CNH Industrial NV	181,133	1,941,440
Dmg Mori Co. Ltd. (c)	30,800	487,531
Epiroc AB Class A	237,322	2,770,638
Fanuc Corp.	256,300	48,938,590
Fujitec Co. Ltd.	20,700	327,280
Furukawa Co. Ltd.	11,600	160,292
GEA Group AG	816,729	26,249,266
Glory Ltd.	31,400	948,428
Harmonic Drive Systems, Inc. (c)	54,200	2,355,337
Hino Motors Ltd.	105,300	1,030,674
IHI Corp.	25,000	583,303
IMI PLC	1,126,197	16,327,484
Interpump Group SpA	26,444	826,297
Interroll Holding AG	323	696,239
JTEKT Corp.	73,600	914,787
Kawasaki Heavy Industries Ltd.	54,900	1,233,268
KION Group AG	29,978	1,989,052
Kitz Corp.	73,600	511,877
Knorr-Bremse AG	54,461	5,297,253
Komori Corp.	73,200	768,660
Kone OYJ (B Shares)	40,787	2,553,441
Kubota Corp.	1,086,300	16,763,092
Max Co. Ltd.	12,800	248,116
Metso Corp.	37,700	1,445,518
Misumi Group, Inc.	360,200	8,921,056
Mitsuboshi Belting Ltd.	15,900	303,556
Mitsui Engineering & Shipbuilding Co. (a)	24,600	201,890
Morgan Advanced Materials PLC	35,343	131,094
Nachi-Fujikoshi Corp.	10,200	471,687
Nordson Corp.	74,803	12,404,581
Noritake Co. Ltd.	1,100	46,646
NSK Ltd.	150,900	1,459,077
Organo Corp.	3,300	200,256
Rotork PLC	714,577	3,029,404
Ryobi Ltd.	14,000	268,178
Schindler Holding AG (participation certificate)	88,891	22,166,068
Sintokogio Ltd.	39,800	373,193
SMC Corp.	79,400	35,999,214
Sodick Co. Ltd.	27,600	258,545
Spirax-Sarco Engineering PLC	257,742	29,750,392
Sumitomo Heavy Industries Ltd.	8,400	240,285
Sunonwealth Electric Machine Industry Co. Ltd.	441,000	616,132
Takuma Co. Ltd.	18,800	215,284
Techtronic Industries Co. Ltd.	1,987,000	14,937,655
THK Co. Ltd.	287,100	8,068,292
Toshiba Machine Co. Ltd.	33,000	841,437
Valmet Corp.	10,419	233,267
VAT Group AG (b)	17,481	2,530,133
Vesuvius PLC	32,206	188,934
Volvo AB (A Shares)	35,385	546,496
Wartsila Corp.	267,761	2,695,294
		302,758,919
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	7,639	10,676,543
Nippon Yusen KK	47,800	820,839
		11,497,382
Professional Services - 1.3%
51job, Inc. sponsored ADR (a)	88,637	6,968,641
Adecco SA (Reg.)	18,913	1,169,494
Benefit One, Inc.	127,800	2,787,960
Centre Testing International Group Co. Ltd. (A Shares)	1,504,900	2,906,034
en-japan, Inc.	35,700	1,667,218
Experian PLC	1,178,300	39,085,584
Experian PLC ADR	11,200	371,840
Hays PLC	201,909	435,302
Intertek Group PLC	302,504	21,580,160
IPH Ltd.	149,533	842,531
McMillan Shakespeare Ltd.	17,175	173,793
Meitec Corp.	28,800	1,523,963
Nihon M&A Center, Inc.	104,300	3,474,443
Persol Holdings Co., Ltd.	153,300	2,820,260
Recruit Holdings Co. Ltd.	307,400	11,142,750
RELX PLC:
(Euronext N.V.)	669,225	16,206,999
(London Stock Exchange)	750,157	18,171,435
SGS SA (Reg.)	10,804	28,119,038
SR Teleperformance SA	25,682	6,083,732
TechnoPro Holdings, Inc.	104,600	6,959,313
Thomson Reuters Corp.	133,802	9,437,559
Tinexta SpA	7,504	104,341
United Technology Holdings Co. Ltd.	69,300	1,963,352
Wolters Kluwer NV	315,555	22,654,731
		206,650,473
Road & Rail - 0.4%
Aurizon Holdings Ltd.	482,334	1,885,729
Canadian National Railway Co.	164,935	15,032,019
Canadian Pacific Railway Ltd. (c)	39,132	9,316,498
Central Japan Railway Co.	35,300	7,128,071
East Japan Railway Co.	267,400	24,609,011
Hankyu Hanshin Holdings, Inc.	48,700	2,091,848
Keio Corp.	2,700	173,222
Localiza Rent A Car SA	224,400	2,349,106
Maruzen Showa Unyu Co. Ltd.	3,800	107,832
Nikkon Holdings Co. Ltd.	22,600	560,766
Seibu Holdings, Inc.	22,900	403,711
The Go-Ahead Group PLC	6,430	181,786
Tokyu Corp.	54,600	1,077,330
West Japan Railway Co.	39,200	3,452,480
		68,369,409
Trading Companies & Distributors - 0.4%
Ashtead Group PLC	201,958	6,138,019
Brenntag AG	183,916	9,809,737
Daiichi Jitsugyo Co. Ltd.	2,000	68,086
Ferguson PLC	20,046	1,745,364
Ferguson PLC ADR	20,500	178,145
Indutrade AB	69,324	2,265,833
Mitsubishi Corp.	345,400	9,046,942
MonotaRO Co. Ltd.	87,800	2,471,431
Rexel SA	479,588	5,852,141
Sumitomo Corp.	997,000	15,025,160
Toromont Industries Ltd.	33,350	1,731,398
Toyota Tsusho Corp.	49,300	1,723,382
		56,055,638
Transportation Infrastructure - 0.1%
Airports of Thailand PCL (For. Reg.)	940,100	2,348,695
Astm SpA	9,663	295,552
Atlantia SpA	61,759	1,369,087
Auckland International Airport Ltd.	260,928	1,512,667
China Merchants Holdings International Co. Ltd.	3,778,582	5,879,146
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	12,650	2,168,969
Kamigumi Co. Ltd.	42,600	944,504
Malaysia Airports Holdings Bhd	1,226,300	2,437,038
Mitsubishi Logistics Corp.	8,700	222,390
The Sumitomo Warehouse Co. Ltd.	60,500	828,820
		18,006,868

TOTAL INDUSTRIALS		1,493,038,495

INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 0.1%
Ericsson:
(B Shares)	1,700,394	15,323,584
(B Shares) sponsored ADR	59,455	537,473
Nokia Corp. sponsored ADR (c)	176,500	617,750
		16,478,807
Electronic Equipment & Components - 1.6%
Alps Electric Co. Ltd.	120,500	2,721,216
Amano Corp.	29,000	867,986
Daeduck Electronics Co. Ltd.	39,562	339,926
Daiwabo Holdings Co. Ltd.	27,400	1,354,725
EGiS Technology, Inc.	25,000	189,996
Enplas Corp.	6,600	219,558
ESPEC Corp.	15,100	292,837
Halma PLC	949,399	25,858,684
Hamamatsu Photonics K.K.	129,400	5,244,827
Hexagon AB (B Shares)	216,210	12,223,456
Hirose Electric Co. Ltd.	164,490	20,234,284
Hitachi High-Technologies Corp.	28,000	1,827,088
Hitachi Ltd.	1,030,880	40,511,643
Hitachi Ltd. sponsored ADR	978	76,969
Hosiden Corp.	13,800	167,739
Ibiden Co. Ltd.	66,500	1,571,034
Ingenico SA	62,870	6,709,508
ITEQ Corp.	115,000	525,518
Keyence Corp.	55,600	19,024,529
Kyocera Corp.	327,600	22,296,081
Landis+Gyr Group AG	12,879	1,315,275
Largan Precision Co. Ltd.	36,000	5,230,124
LG Innotek Co. Ltd.	4,148	428,389
Murata Manufacturing Co. Ltd.	250,500	14,531,327
Mycronic AB (c)	7,165	118,215
Nippon Electric Glass Co. Ltd.	37,000	784,838
Oki Electric Industry Co. Ltd.	62,800	864,920
OMRON Corp.	566,700	33,301,782
Partron Co. Ltd.	48,321	484,723
Renishaw PLC	40,523	2,076,421
Samsung SDI Co. Ltd.	19,869	3,885,329
Sanshin Electronic Co. Ltd.	7,400	113,144
SFA Engineering Corp.	5,945	214,640
Shimadzu Corp.	315,100	9,488,709
Spectris PLC	333,184	12,078,320
TDK Corp.	35,300	3,713,243
Yokogawa Electric Corp.	368,400	6,743,787
		257,630,790
IT Services - 1.3%
Adyen BV (a)(b)	7,851	6,022,291
Afterpay Touch Group Ltd. (a)	32,989	705,115
ALTEN	16,944	1,956,501
Amadeus IT Holding SA Class A	874,224	69,640,806
Argo Graphics, Inc.	5,100	151,947
Capgemini SA	92,616	10,954,457
Computershare Ltd.	211,133	2,532,028
EPAM Systems, Inc. (a)	29,568	6,263,981
Fujitsu Ltd.	221,940	20,183,924
GMO Payment Gateway, Inc.	32,700	2,319,064
Hexaware Technologies Ltd.	275,588	1,303,636
Ines Corp.	15,500	189,536
Infocom Corp.	13,800	309,623
iomart Group PLC	4,648	21,340
IT Holdings Corp.	87,000	5,168,159
Link Administration Holdings Ltd.	102,343	401,504
MasterCard, Inc. Class A	37,380	10,923,557
NEC System Integration & Constuction Ltd.	3,600	112,521
Nomura Research Institute Ltd.	1,795,500	37,888,955
NS Solutions Corp.	49,800	1,724,931
NSD Co. Ltd.	16,900	550,617
NTT Data Corp.	241,500	3,292,981
OBIC Co. Ltd.	154,400	20,502,943
SCSK Corp.	25,100	1,314,412
Softcat PLC	138,568	2,017,905
Wirecard AG (c)	28,282	3,733,101
Wix.com Ltd. (a)	80,578	9,741,074
Worldline SA (a)(b)	41,451	2,683,154
		222,610,063
Semiconductors & Semiconductor Equipment - 2.0%
Advantest Corp.	35,000	1,711,296
Analog Devices, Inc.	238,068	26,889,781
ASML Holding NV	28,686	7,763,005
ASML Holding NV (Netherlands)	154,609	41,912,118
Broadcom, Inc.	32,400	10,245,204
Dialog Semiconductor PLC (a)	28,517	1,450,977
Disco Corp.	29,900	6,454,378
Dongbu HiTek Co. Ltd.	27,473	441,875
Everlight Electronics Co. Ltd.	51,000	55,633
GlobalWafers Co. Ltd.	172,000	1,864,972
Infineon Technologies AG	1,773,851	37,803,680
Innox Advanced Materials Co. Ltd.	6,175	257,183
MediaTek, Inc.	541,000	7,469,830
Melexis NV	25,367	1,850,248
Mellanox Technologies Ltd. (a)	68,415	7,860,884
NXP Semiconductors NV	253,530	29,302,997
Renesas Electronics Corp. (a)	611,000	3,981,384
Silicon Motion Technology Corp. sponsored ADR	140,930	6,243,199
Siltronic AG	7,689	636,736
STMicroelectronics NV:
(France)	105,968	2,590,428
(NY Shares) unit (c)	51,339	1,251,131
Sumco Corp.	73,400	1,134,339
Taiwan Semiconductor Manufacturing Co. Ltd.	1,959,000	19,694,274
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,596,076	84,735,675
Texas Instruments, Inc.	100,917	12,131,233
Tokyo Electron Ltd.	81,700	16,874,612
Topco Scientific Co. Ltd.	86,000	280,309
Ulvac, Inc.	6,300	247,866
Visual Photonics Epitaxy Co. Ltd.	89,000	346,939
		333,482,186
Software - 1.7%
Altium Ltd.	30,790	746,625
ANSYS, Inc. (a)	114,148	29,072,354
Avast PLC (b)	860,765	4,987,259
Aveva Group PLC	105,640	6,227,332
Cadence Design Systems, Inc. (a)	703,934	49,451,364
Check Point Software Technologies Ltd. (a)	183,836	21,670,588
Constellation Software, Inc.	7,494	8,005,767
CyberArk Software Ltd. (a)	12,729	1,559,939
Dassault Systemes SA	211,942	33,393,030
Descartes Systems Group, Inc. (Canada) (a)	92,236	3,951,087
Digital Arts, Inc.	21,000	1,205,264
Fukui Computer Holdings, Inc.	15,100	533,371
Globant SA (a)	20,745	2,219,715
Haansoft, Inc.	11,026	92,591
Iress Ltd.	58,422	514,112
Justsystems Corp.	16,600	841,985
Micro Focus International PLC	912,505	13,372,411
NICE Systems Ltd. sponsored ADR (a)	16,994	2,574,421
Oracle Corp. Japan	3,700	340,514
Sage Group PLC	275,091	2,681,833
SAP SE	623,491	84,705,450
SAP SE sponsored ADR	865	117,597
Software AG (Bearer)	32,444	1,094,210
TeamViewer AG (a)	96,872	2,767,601
Temenos Group AG	45,328	6,877,977
Trend Micro, Inc.	9,200	496,911
WiseTech Global Ltd.	148,421	2,738,693
		282,240,001
Technology Hardware, Storage & Peripherals - 0.7%
Asia Vital Components Co. Ltd.	150,000	194,828
Brother Industries Ltd.	38,300	759,560
Canon, Inc.	50,000	1,385,080
Canon, Inc. sponsored ADR (c)	40,994	1,133,074
Fujifilm Holdings Corp.	135,400	6,400,007
Konica Minolta, Inc.	112,800	739,148
Logitech International SA (Reg.)	88,276	3,859,509
NEC Corp.	15,900	635,738
Ricoh Co. Ltd.	96,800	997,017
Samsung Electronics Co. Ltd.	2,196,540	93,529,131
Seiko Epson Corp.	215,000	3,273,533
		112,906,625

TOTAL INFORMATION TECHNOLOGY		1,225,348,472

MATERIALS - 4.1%
Chemicals - 3.0%
Air Liquide SA	67,794	9,191,273
Air Water, Inc.	48,900	785,653
Akzo Nobel NV	500,116	47,895,337
Arkema SA	75,800	7,855,556
Asahi Kasei Corp.	826,700	9,289,231
BASF AG	800,302	60,072,816
Christian Hansen Holding A/S	49,992	3,796,515
Chugoku Marine Paints Ltd.	26,500	245,819
Clariant AG (Reg.)	46,630	963,617
Covestro AG (b)	193,091	9,041,776
Croda International PLC	400,753	25,811,034
Denki Kagaku Kogyo KK	176,360	5,254,374
Givaudan SA	22,152	65,121,008
Incitec Pivot Ltd.	300,612	656,769
Johnson Matthey PLC	596,230	22,161,537
JSR Corp.	11,300	200,037
K&S AG (c)	34,395	388,628
Kaneka Corp.	14,200	460,053
Kansai Paint Co. Ltd.	647,200	16,313,084
Koninklijke DSM NV	25,245	3,234,878
Kuraray Co. Ltd.	590,800	7,143,378
Linde PLC	330,507	68,060,123
Nippon Soda Co. Ltd.	21,500	574,145
Nitto Denko Corp.	268,100	15,044,178
Novozymes A/S Series B	325,577	15,555,220
Pidilite Industries Ltd.	105,021	1,907,237
Shin-Etsu Chemical Co. Ltd.	87,700	9,426,790
Showa Denko K.K.	9,200	245,765
Sika AG	217,890	37,933,238
Sumitomo Chemical Co. Ltd.	78,600	354,857
Symrise AG	421,520	40,888,482
Teijin Ltd.	16,300	306,724
Tokyo Ohka Kogyo Co. Ltd.	7,700	286,762
Tosoh Corp.	79,900	1,190,249
Umicore SA	175,819	7,551,103
Victrex PLC	96,215	2,862,002
Wacker Chemie AG	93	6,414
		498,075,662
Construction Materials - 0.1%
CRH PLC sponsored ADR	61,525	2,356,408
Fletcher Building Ltd.	51,938	174,390
HeidelbergCement Finance AG	163,500	12,087,682
Imerys SA (c)	26,546	1,052,942
		15,671,422
Containers & Packaging - 0.1%
Amcor PLC unit	525,280	5,418,316
Smurfit Kappa Group PLC	292,708	10,384,683
Toyo Seikan Group Holdings Ltd.	56,800	989,925
		16,792,924
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd. (Canada) (c)	113,891	6,794,190
Anglo American PLC (United Kingdom)	64,041	1,678,433
Antofagasta PLC	603,710	6,777,154
ArcelorMittal SA:
(Netherlands)	432,066	7,392,109
Class A unit (c)	43,495	744,199
BHP Billiton Ltd.	452,077	11,656,888
BHP Billiton Ltd. sponsored ADR (c)	89,470	4,610,389
BHP Billiton PLC	573,827	12,712,672
BHP Billiton PLC ADR	249,326	11,075,061
Boliden AB	42,646	1,099,956
Constellium NV (a)	27,300	386,022
Ferrexpo PLC	108,337	200,921
Fortescue Metals Group Ltd.	461,934	3,040,159
Franco-Nevada Corp.	106,810	10,498,467
Glencore Xstrata PLC	1,836,538	5,797,164
Independence Group NL	1,458,634	5,771,727
Kobe Steel Ltd.	90,700	463,364
Mitsubishi Materials Corp.	16,400	438,253
Mitsui Mining & Smelting Co. Ltd.	110,000	2,765,582
MMC Norilsk Nickel PJSC	8,339	2,210,420
Newcrest Mining Ltd.	55,649	1,157,837
POSCO	3,813	742,188
Rio Tinto Ltd.	122,078	8,001,378
Rio Tinto PLC	136,644	7,438,745
Rio Tinto PLC sponsored ADR	234,102	12,772,605
Silver Lake Resources Ltd. (a)	220,897	165,850
South32 Ltd.	2,954,637	5,395,994
		131,787,727
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	648,070	8,711,331

TOTAL MATERIALS		671,039,066

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Big Yellow Group PLC	174,417	2,492,587
British Land Co. PLC	1,246,000	9,271,752
Goodman Group unit	436,183	4,372,407
Great Portland Estates PLC	527,437	5,667,172
Japan Real Estate Investment Corp.	146	994,060
Link (REIT)	221,500	2,263,611
Scentre Group unit	2,096,442	5,587,051
Segro PLC	691,861	7,999,368
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	29,955	4,683,327
Unite Group PLC	111,950	1,811,260
Vicinity Centres unit	370,539	671,695
Warehouses de Pauw	12,670	2,241,945
		48,056,235
Real Estate Management & Development - 0.8%
Cheung Kong Property Holdings Ltd.	1,230,100	8,178,982
Deutsche Wohnen AG (Bearer)	836,999	32,692,185
Fabege AB	150,255	2,348,825
Grand City Properties SA	651,898	15,126,581
Hang Lung Group Ltd.	205,000	495,989
Hongkong Land Holdings Ltd.	44,600	245,300
IWG PLC	210,409	1,111,890
LEG Immobilien AG	230,635	26,033,943
Lendlease Group unit	178,700	2,334,051
Mitsui Fudosan Co. Ltd.	392,600	9,770,150
Savills PLC	188,954	2,419,305
Swire Pacific Ltd. (A Shares)	113,000	1,020,270
TAG Immobilien AG	327,424	7,878,906
Vonovia SE	584,821	30,471,585
		140,127,962

TOTAL REAL ESTATE		188,184,197

UTILITIES - 1.2%
Electric Utilities - 0.6%
Chubu Electric Power Co., Inc.	135,200	1,885,535
CLP Holdings Ltd.	972,500	10,025,389
Companhia Paranaense de Energia-Copel	10,400	162,226
EDF SA (c)	130,122	1,336,767
EDF SA rights (a)(c)	130,122	21,505
Enel SpA	2,396,365	18,111,930
Enel SpA ADR	27,500	207,350
Iberdrola SA	2,528,617	24,875,871
Kansai Electric Power Co., Inc.	106,900	1,219,258
Mosenergo PJSC	1,381,000	52,367
ORSTED A/S (b)	183,866	16,945,675
Scottish & Southern Energy PLC	1,267,121	21,303,921
Terna SpA	166,465	1,069,287
The Okinawa Electric Power Co., Inc.	35,300	641,672
Tokyo Electric Power Co., Inc. (a)	415,900	1,824,456
		99,683,209
Gas Utilities - 0.2%
APA Group unit	1,068,220	7,947,984
Beijing Enterprises Holdings Ltd.	808,500	3,573,503
China Resource Gas Group Ltd.	1,058,000	5,892,645
Gas Natural SDG SA	132,576	3,447,305
Rubis SCA	35,841	2,041,613
Snam Rete Gas SpA	378,118	1,879,746
		24,782,796
Independent Power and Renewable Electricity Producers - 0.0%
Drax Group PLC	70,014	252,632
Electric Power Development Co. Ltd.	250,800	6,016,725
Meridian Energy Ltd.	188,178	569,016
		6,838,373
Multi-Utilities - 0.4%
A2A SpA	242,906	456,985
ACEA SpA	22,762	473,495
AGL Energy Ltd.	112,475	1,552,754
Centrica PLC	248,346	257,655
E.ON AG	236,609	2,475,862
ENGIE	2,122,004	33,574,025
National Grid PLC	673,795	7,753,016
National Grid PLC sponsored ADR (c)	9,349	537,194
Veolia Environnement SA	582,400	14,912,836
		61,993,822
Water Utilities - 0.0%
Companhia de Saneamento de Minas Gerais	1,600	25,774

TOTAL UTILITIES		193,323,974

TOTAL COMMON STOCKS
(Cost $6,936,236,572)		8,663,317,113

Nonconvertible Preferred Stocks - 0.8%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA (Risparmio Shares)	6,863,377	4,227,196
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Germany)	52,448	3,873,843
Volkswagen AG	348,880	67,453,807
		71,327,650
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Ambev SA sponsored ADR	1,111,432	4,679,129
Household Products - 0.3%
Henkel AG & Co. KGaA	426,448	45,050,216

TOTAL CONSUMER STAPLES		49,729,345

FINANCIALS - 0.0%
Banks - 0.0%
Sberbank of Russia	168,800	557,789
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Grifols SA Class B	10,560	241,317
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR	498,800	8,489,576
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $109,208,231)		134,572,873

Equity Funds - 43.6%
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,976	564,916
Europe Stock Funds - 0.8%
WisdomTree Europe Hedged Equity ETF (c)	1,838,675	128,210,808
Foreign Large Blend Funds - 10.7%
Artisan International Value Fund Investor Class	16,808,496	592,331,398
Fidelity SAI International Low Volatility Index Fund (e)	14,275,719	165,170,064
Harbor International Fund Institutional Class	9,619	383,521
Janus Henderson International Opportunities Fund Class T	883,016	22,172,528
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	28,103,425	443,191,019
Oakmark International Fund Investor Class	22,355,311	548,152,230

TOTAL FOREIGN LARGE BLEND FUNDS		1,771,400,760

Foreign Large Growth Funds - 20.2%
American Funds EuroPacific Growth Fund Class F2	932,309	51,034,620
Fidelity Diversified International Fund (e)	16,492,561	650,301,667
Fidelity International Discovery Fund (e)	23,757,755	1,057,220,091
Fidelity Overseas Fund (e)	10,565,898	534,000,466
Invesco Oppenheimer International Growth Fund Class R6	1,691,377	73,084,389
JOHCM International Select Fund Class II Shares	20,055,620	475,719,299
WCM Focused International Growth Fund Institutional Class	27,662,211	501,792,515

TOTAL FOREIGN LARGE GROWTH FUNDS		3,343,153,047

Foreign Large Value Funds - 2.6%
Dodge & Cox International Stock Fund	67	2,899
iShares MSCI EAFE Value ETF (c)	2,485,485	122,385,281
Pear Tree Polaris Foreign Value Fund Institutional Shares	14,280,589	304,319,361

TOTAL FOREIGN LARGE VALUE FUNDS		426,707,541

Foreign Small Mid Blend Funds - 0.6%
Franklin International Small Cap Growth Fund	543,980	8,986,555
iShares MSCI EAFE Small-Cap ETF (c)	568,839	34,704,867
Victory Trivalent International Small-Cap Fund Class I	3,716,847	51,478,329

TOTAL FOREIGN SMALL MID BLEND FUNDS		95,169,751

Foreign Small Mid Growth Funds - 0.6%
Fidelity International Small Cap Opportunities Fund (e)	2,860,136	57,231,331
Oberweis International Opportunities Fund	573,914	10,956,010
T. Rowe Price International Discovery Fund	550,704	36,368,484
Wasatch International Growth Fund Investor Class	88	2,730

TOTAL FOREIGN SMALL MID GROWTH FUNDS		104,558,555

Foreign Small Mid Value Funds - 0.5%
Brandes International Small Cap Equity Fund Class A	728,625	7,701,565
Segall Bryant & Hamill International Small Capital Fund Class A	2,452,684	28,402,082
Transamerica International Small Cap Value Fund	3,822,519	49,425,171

TOTAL FOREIGN SMALL MID VALUE FUNDS		85,528,818

Sector Funds - 0.1%
SPDR Dow Jones International Real Estate ETF (c)	201,575	8,183,945
Victory Global Natural Resources Fund Class A (a)	68	507

TOTAL SECTOR FUNDS		8,184,452

Other - 7.5%
Fidelity Advisor Japan Fund Class I (e)	3,376,087	54,557,568
Fidelity Japan Smaller Companies Fund (e)	6,397,352	114,768,501
iShares MSCI Australia ETF (c)	5,784,157	132,052,304
iShares MSCI Japan ETF (c)	15,785,258	938,117,883
Matthews Japan Fund Investor Class	165	3,788

TOTAL OTHER		1,239,500,044

TOTAL EQUITY FUNDS
(Cost $5,393,006,222)		7,202,978,692

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.55% to 1.94% 12/12/19 to 2/27/20 (f)
(Cost $13,086,792)	13,120,000	13,087,599

Money Market Funds - 4.0%
Fidelity Securities Lending Cash Central Fund 1.61% (g)(h)	206,784,033	206,804,711
State Street Institutional U.S. Government Money Market Fund Premier Class 1.59% (i)	457,457,475	457,457,475
TOTAL MONEY MARKET FUNDS
(Cost $664,262,186)		664,262,186
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $13,115,800,003)		16,678,218,463
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(166,470,876)
NET ASSETS - 100%		$16,511,747,587

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	1,086	Dec. 2019	$126,681,900	$12,206,405	$12,206,405
ICE E-mini MSCI EAFE Index Contracts (United States)	1,694	Dec. 2019	167,477,310	4,878,667	4,878,667
TOTAL FUTURES CONTRACTS					$17,085,072

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,779,071 or 0.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,087,599.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$1,589,985
Total	$1,589,985

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Japan Fund Class I	$48,109,242	$--	$--	$--	$--	$6,448,326	$54,557,568
Fidelity Diversified International Fund	655,929,252	20,000,000	110,432,152	--	16,393,050	68,411,517	650,301,667
Fidelity International Discovery Fund	1,037,139,792	14,999,999	110,432,152	--	14,652,311	100,860,141	1,057,220,091
Fidelity International Small Cap Opportunities Fund	50,738,821	--	--	--	--	6,492,510	57,231,331
Fidelity Japan Smaller Companies Fund	104,404,790	--	--	--	--	10,363,711	114,768,501
Fidelity Overseas Fund	480,316,918	17,000,000	22,086,430	--	443,446	58,326,532	534,000,466
Fidelity SAI International Low Volatility Index Fund	--	155,000,000	--	--	--	10,170,064	165,170,064
Total	$2,376,638,815	$206,999,999	$242,950,734	$--	$31,488,807	$261,072,801	$2,633,249,688

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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